Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Accenture Ltd	     Common    G1150G111     59325   1223440  SH	  Sole
Allergan	     Common    018490102     69730   1015439  SH          Sole
Amazon.com	     Common    023135106     70051    389173  SH          Sole
Amgen Inc	     Common    031162100     31161    567587  SH          Sole
Apple Inc            Common    037833100    105715    327739  SH          Sole
Bard (C.R)	     Common    067383109     59709    650641  SH	  Sole
CH Robinson Inc	     Common    12541W209     72048    898472  SH	  Sole
Coach Inc	     Common    189754104     56662   1024446  SH          Sole
Google		     Common    38259P508     79477    133806  SH          Sole
Mastercard	     Common    57636Q104     34365    153341  SH          Sole
Microsoft Corp       Common    594918104     60441   2165571  SH          Sole
Oracle Corp	     Common    68389X105     75659   2417234  SH          Sole
Qualcomm Inc         Common    747525103     73957   1494373  SH	  Sole
Starbucks Corp       Common    855244109     44226   1376478  SH          Sole
T Rowe Price Grp Inc Common    74144T108     54265    840789  SH          Sole
Varian Medical Sys   Common    92220P105     93112   1344000  SH	  Sole